Consolidated statement of changes in equity - EUR (€) € in Millions		Total	NN Group [member]	Share capital and share premium [Member]	Other reserves [Member]	Other reserves [Member] NN Group [member]	Retained earnings [member]	Retained earnings [member] NN Group [member]	Shareholders' equity (parent) [Member]	Shareholders' equity (parent) [Member] NN Group [member]	Non-controlling interests [Member]	Non-controlling interests [Member] NN Group [member]
Balance at Dec. 31, 2014		€ 55,601		€ 16,971	€ 11,213		€ 19,370		€ 47,554		€ 8,047
Unrealised revaluations available-for-sale investments and other revaluations		(414)			(528)				(528)		114
Realised gains/losses transferred to the statement of profit or loss		(92)			(94)				(94)		2
Changes in cash flow hedge reserve		(724)			(715)				(715)		(9)
Realised and unrealised revaluations property in own use		35			35				35
Remeasurement of the net defined benefit asset/liability 35		24			34				34		(10)
Transfer to insurance liabilities/DAC		601			609				609		(8)
Exchange rate differences	[1]	1,697			1,662				1,662		35
Share of other comprehensive income of associates and joint ventures		(5)			(7)				(7)		2
Total amount recognised directly in other comprehensive income		1,122			996				996		126
Net result from continuing and discontinued operations		5,334			131		4,795		4,926		408
Total comprehensive income		6,456			1,127		4,795		5,922		534
Impact of partial divestment of NN Group			€ 1,273			€ (1,499)	(258)	€ (258)		€ (1,757)		€ 3,030
Impact of deconsolidation of NN Group			€ (16,113)			€ (5,345)				€ (5,345)		€ (10,768)
Dividends 29		(1,511)					(1,393)		(1,393)		(118)
Coupon on Undated subordinated notes issued by NN Group		(34)					(19)		(19)		(15)
Changes in treasury shares		28			28				28
Employee stock option and share plans		117		11			105		116		1
Changes in the composition of the group and other changes		(207)			235		(369)		(134)		(73)
Balance at Dec. 31, 2015		45,610		16,982	5,759		22,231		44,972		638
Unrealised revaluations available-for-sale investments and other revaluations		61			80				80		(19)
Realised gains/losses transferred to the statement of profit or loss		(146)			(146)				(146)
Changes in cash flow hedge reserve		77			111				111		(34)
Realised and unrealised revaluations property in own use		5			5				5
Remeasurement of the net defined benefit asset/liability 35		(65)			(65)				(65)
Exchange rate differences		(254)			(232)				(232)		(22)
Share of other comprehensive income of associates and joint ventures		(14)			251		(265)		(14)
Total amount recognised directly in other comprehensive income		(336)			4		(265)		(261)		(75)
Net result from continuing and discontinued operations		5,050			124		4,851		4,975		75
Total comprehensive income		4,714			128		4,586		4,714
Dividends 29		(2,553)					(2,521)		(2,521)		(32)
Changes in treasury shares		10			10				10
Employee stock option and share plans		82		7			75		82
Balance at Dec. 31, 2016		47,863		16,989	5,897		24,371		47,257		606
Unrealised revaluations available-for-sale investments and other revaluations		(283)			(293)				(293)		10
Realised gains/losses transferred to the statement of profit or loss		(92)			(90)				(90)		(2)
Changes in cash flow hedge reserve		(525)			(514)				(514)		(11)
Realised and unrealised revaluations property in own use		26					26		26
Remeasurement of the net defined benefit asset/liability 35		(29)			(29)				(29)
Exchange rate differences		(864)			(894)				(894)		30
Share of other comprehensive income of associates and joint ventures		(5)			138		(143)		(5)
Total amount recognised directly in other comprehensive income		(1,772)			(1,682)		(117)		(1,799)		27
Net result from continuing and discontinued operations		5,546			153		5,311		5,464		82
Total comprehensive income		3,774			(1,529)		5,194		3,665		109
Dividends 29		(2,564)					(2,564)		(2,564)
Changes in treasury shares		(6)			(6)				(6)
Employee stock option and share plans		77		56			21		77
Balance at Dec. 31, 2017		€ 49,144		€ 17,045	€ 4,362		€ 27,022		€ 48,429		€ 715

[1]	Exchange rate differences and other include the transfer of Revaluation reserves to Other reserves due to the partial sale of NN Group in February 2015.